UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
FUNDAMENTAL VALUE PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Shares	Security	Value

COMMON STOCKS — 98.3%
CONSUMER DISCRETIONARY — 10.0%
Media — 6.1%
1,064,100	News Corp., Class B Shares	$20,260,464
1,144,850	Time Warner Inc.	16,050,797
823,800	Walt Disney Co.	25,850,844

	Total Media	62,162,105

Specialty Retail — 3.9%
108,000	AnnTaylor Stores Corp. *	2,611,440
933,500	Gap Inc.	18,371,280
524,700	Home Depot Inc.	14,675,859
162,200	Williams-Sonoma Inc.	3,931,728

	Total Specialty Retail	39,590,307

	TOTAL CONSUMER DISCRETIONARY	101,752,412

CONSUMER STAPLES — 7.8%
Food & Staples Retailing — 2.7%
10,971	FHC Delaware Inc. (a)(b)*	0
515,700	Wal-Mart Stores Inc.	27,167,076

	Total Food & Staples Retailing	27,167,076

Food Products — 3.6%
439,676	Kraft Foods Inc., Class A Shares	13,634,353
307,520	Unilever PLC	10,374,027
363,420	Unilever PLC, ADR	12,254,522

	Total Food Products	36,262,902

Household Products — 1.5%
246,200	Kimberly-Clark Corp.	15,892,210

	TOTAL CONSUMER STAPLES	79,322,188

ENERGY — 10.6%
Energy Equipment & Services — 5.0%
112,100	Baker Hughes Inc.	7,678,850
275,100	BJ Services Co.	7,843,101
313,600	Halliburton Co.	12,333,888
103,600	Nabors Industries Ltd. *	3,498,572
116,900	Schlumberger Ltd.	10,170,300
66,620	Transocean Inc. *	9,007,024

	Total Energy Equipment & Services	50,531,735

Oil, Gas & Consumable Fuels — 5.6%
283,100	Anadarko Petroleum Corp.	17,843,793
82,900	BP PLC, ADR	5,027,885
109,400	Chevron Corp.	9,338,384
73,500	ConocoPhillips	5,601,435
84,400	Devon Energy Corp.	8,805,452
121,300	Exxon Mobil Corp.	10,259,554

	Total Oil, Gas & Consumable Fuels	56,876,503

	TOTAL ENERGY	107,408,238

FINANCIALS — 19.0%
Capital Markets — 4.5%
38,500	Franklin Resources Inc.	3,734,115
287,800	Merrill Lynch & Co. Inc.	11,724,972
379,600	State Street Corp.	29,988,400

	Total Capital Markets	45,447,487

Consumer Finance — 1.2%
271,100	American Express Co.	11,852,492
See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

FINANCIALS — 19.0% (continued)
Diversified Financial Services — 6.2%
746,542	Bank of America Corp.	$28,301,407
812,426	JPMorgan Chase & Co.	34,893,697

	Total Diversified Financial Services	63,195,104

Insurance — 4.8%
144,920	Allied World Assurance Holdings Ltd.	5,753,324
615,500	Chubb Corp.	30,454,940
325,515	CNA Surety Corp. *	5,006,421
100,600	Hartford Financial Services Group Inc.	7,622,462

	Total Insurance	48,837,147

Real Estate Investment Trusts (REITs) — 2.0%
1,356,460	Annaly Capital Management Inc.	20,780,967

Thrifts & Mortgage Finance — 0.3%
478,180	PMI Group Inc.	2,783,007

	TOTAL FINANCIALS	192,896,204

HEALTH CARE — 12.2%
Life Sciences Tools & Services — 0.4%
491,529	Enzo Biochem Inc. *	4,467,999

Pharmaceuticals — 11.8%
421,440	Abbott Laboratories	23,242,416
215,412	Bentley Pharmaceuticals Inc. *	3,500,445
297,300	Eli Lilly & Co.	15,337,707
317,100	Johnson & Johnson	20,570,277
290,600	Merck & Co. Inc.	11,028,270
436,500	Novartis AG, ADR	22,361,895
553,600	Wyeth	23,118,336

	Total Pharmaceuticals	119,159,346

	TOTAL HEALTH CARE	123,627,345

INDUSTRIALS — 12.7%
Aerospace & Defense — 5.6%
155,800	Boeing Co.	11,586,846
352,500	Honeywell International Inc.	19,888,050
390,390	Raytheon Co.	25,223,098

	Total Aerospace & Defense	56,697,994

Air Freight & Logistics — 1.0%
145,900	United Parcel Service Inc., Class B Shares	10,653,618

Building Products — 0.3%
106,150	Simpson Manufacturing Co. Inc.	2,885,157

Electrical Equipment — 0.5%
96,300	Emerson Electric Co.	4,955,598

Industrial Conglomerates — 2.5%
681,400	General Electric Co.	25,218,614

Machinery — 2.8%
231,700	Caterpillar Inc.	18,139,793
245,000	Dover Corp.	10,236,100

	Total Machinery	28,375,893

	TOTAL INDUSTRIALS	128,786,874

INFORMATION TECHNOLOGY — 18.7%
Communications Equipment — 2.8%
679,800	Cisco Systems Inc. *	16,376,382
1,353,500	Motorola Inc.	12,587,550

	Total Communications Equipment	28,963,932

See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

INFORMATION TECHNOLOGY — 18.7% (continued)
Computers & Peripherals — 2.1%
181,400	International Business Machines Corp.	$20,886,396
42,500	Socket Communications Inc. *	26,350

	Total Computers & Peripherals	20,912,746

Internet Software & Services — 2.3%
67,400	Bridgeline Software Inc. *	176,588
601,400	eBay Inc. *	17,945,776
147,310	VeriSign Inc. *	4,896,584

	Total Internet Software & Services	23,018,948

IT Services — 0.5%
74,300	Visa Inc. *	4,633,348

Semiconductors & Semiconductor Equipment — 8.4%
1,280,100	Applied Materials Inc.	24,974,751
435,100	Novellus Systems Inc. *	9,158,855
45,600	Samsung Electronics Co., Ltd., GDR (c)	14,238,600
1,542,404	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	15,840,489
692,600	Texas Instruments Inc.	19,579,802
89,191	Verigy Ltd. *	1,680,359

	Total Semiconductors & Semiconductor Equipment	85,472,856

Software — 2.6%
335,390	Lawson Software Inc. *	2,525,487
806,600	Microsoft Corp.	22,891,308
6,700	Sybase Inc. *	176,210
709,867	Wave Systems Corp., Class A *	688,571

	Total Software	26,281,576

	TOTAL INFORMATION TECHNOLOGY	189,283,406

MATERIALS — 4.8%
Chemicals — 1.9%
420,700	E.I. du Pont de Nemours & Co.	19,671,932

Metals & Mining — 1.5%
418,900	Alcoa Inc.	15,105,534

Paper & Forest Products — 1.4%
212,000	Weyerhaeuser Co.	13,788,480

	TOTAL MATERIALS	48,565,946

TELECOMMUNICATION SERVICES — 2.5%
Wireless Telecommunication Services — 2.5%
859,012	Vodafone Group PLC, ADR	25,349,444

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $843,623,122)	996,992,057

Face
Amount

SHORT-TERM INVESTMENT — 2.6%
Repurchase Agreement — 2.6%
$25,986,000	Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/08 with Merrill Lynch, Pierce, Fenner & Smith Inc., 1.900% due 4/1/08; Proceeds at maturity — $25,987,371; (Fully collateralized by various U.S. government agency obligations, 4.500% - 5.600% due 4/2/14 to 5/15/37; Market value — $26,507,075) (Cost — $25,986,000)	25,986,000

	TOTAL INVESTMENTS — 100.9% (Cost — $869,609,122#)	1,022,978,057
	Liabilities in Excess of Other Assets — (0.9)%	(8,852,173)

	TOTAL NET ASSETS — 100.0%	$1,014,125,884

See Notes to Schedule of Investments.

Legg Mason Partners Variable Fundamental Value Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Fundamental Value Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”)
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,022,978,057	$996,992,057	$25,986,000	—

Total	$1,022,978,057	$996,992,057	$25,986,000	—

3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$206,004,193
Gross unrealized depreciation	(52,635,258)

Net unrealized appreciation	$153,368,935

4. Recent Accounting Pronouncement
In March 2008, Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: May 29, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: May 29, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer
Date: May 29, 2008